Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

January 12, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Filing Desk

Re:	MTB Group of Funds (the “Trust”)

1933 Act File No. 333-178305

1933 Act Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the combined proxy statement and prospectus dated January 10, 2012 and the related statement of additional information dated January 10, 2012 that would have been filed under paragraph (b) of Rule 497 would not have differed from that filed in Post-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-14. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on January 10, 2012 (Accession No. 1193125-12-006989).

Please direct any questions or comments relating to this certification to me at (215) 564-8149.

Sincerely,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg, Esq.